Related Party Transactions (Details) - USD ($)										1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 03, 2024	Dec. 18, 2023	Mar. 17, 2023	Mar. 15, 2023	Mar. 15, 2023	Mar. 08, 2023	Aug. 26, 2022	Feb. 25, 2022	Jan. 31, 2021	Jan. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 06, 2021
Related Party Transactions [Line Items]
Sponsor paid									$ 25,000	$ 25,000
Unsecured promissory note		$ 104,029	$ 567,130
Deposited aggregate trust account											$ 80,911	$ 11,559
Outstanding amount											567,130	567,130
Exceed warrant (in Shares)							1,000,000	1,000,000
Aggregate outstanding amount												$ 1,484,326	$ 88,850
Trust account termination date		Sep. 19, 2024	Aug. 19, 2024
Exceed warrants (in Shares)	1,000,000					1,000,000	1,000,000	1,000,000
Working capital loan outstanding balance											$ 510,000
Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)											1,437,500	1,437,500
Deposited aggregate trust account											$ 567,130	$ 567,130
Unsecured promissory amount	$ 510,000
Related Party [Member]
Related Party Transactions [Line Items]
Outstanding balance											648,041	578,689
Convertible notes outstanding											2,047,054	1,484,326	$ 88,850
Founder Shares Member [Member]
Related Party Transactions [Line Items]
Shares subject to forfeiture (in Shares)
Related Party Loans [Member]
Related Party Transactions [Line Items]
Amount of debt that may be converted into warrants											1,500,000	1,500,000
Promissory Note With Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount								$ 500,000
Convertible Promissory Note With Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount						$ 750,000	$ 400,000
Sponsor [Member]
Related Party Transactions [Line Items]
Conversion price (in Dollars per share)	$ 1.5
Related Party [Member]
Related Party Transactions [Line Items]
Convertible notes outstanding											$ 2,047,054	$ 1,484,326
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Conversion of common stock redemption (in Shares)				7,047,500	7,047,500
Class B Common Stock [Member] | Founder Shares Member [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)									7,187,500	7,187,500
Shares subject to forfeiture (in Shares)										937,500
Issued and outstanding common stock percentage									20.00%	20.00%
Stock price trigger to transfer per share (in Dollars per share)											$ 12	$ 12
Forfeiture shares (in Shares)									937,500
Note Warrant [Member]
Related Party Transactions [Line Items]
Price of warrant (in Dollars per share)						$ 1.5	$ 1.5	$ 1.5